Document and Entity Information	12 Months Ended
Jun. 03, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	CAL-MAINE FOODS INC
Entity Central Index Key	0000016160